United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 6/30/08
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          July 23, 2008
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      23
Form 13F Information Table Value Total:      $259,220
                                            (thousands)
List of Other Included Managers:  NONE
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
                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER   INSTR. V SOLE  SHARED  NONE
APOLLO GROUP INC.        COM        37604105    4,627,000    104,540.00 X                                13,650   44,465   46,425
CH ROBINSON WORLDWIDE    COM       12541W209    8,603,000    156,860.00 X                                20,525   67,092   69,243
CHOICEPOINT              COM       170388102   23,607,000    489,758.00 X                                63,230  215,819  210,709
CME GROUP INC.           COM       12572Q105    7,070,000     18,450.00 X                                 2,382    8,002    8,066
EBAY                     COM       278642103   14,676,000    536,966.00 X                                66,760  238,060  232,146
EXPRESS SCRIPTS          COM       302182100   21,445,000    341,916.00 X                                44,765  142,327  154,824
GEN PROBE INC.           COM       36866T103   30,202,000    635,683.00 X                                79,500  275,204  280,979
GLOBAL PAYMENTS          COM       37940X102   12,886,000    276,509.00 X                                37,575  122,507  116,427
IDEXX LABS               COM       45168D104   15,842,000    325,015.00 X                                41,750  143,640  139,625
INTERCONTINENTAL EXCHANG COM       45865V100    6,642,000     58,262.00 X                                 7,498   24,351   26,413
INTL GAME TECH           COM       459902102    6,825,000    273,212.00 X                                35,250  119,747  118,215
IRON MOUNTAIN            COM       462846106   11,765,000    443,124.00 X                                61,402  193,324  188,398
LABORATORY CORP          COM       50540R409   24,192,000    347,425.00 X                                46,700  150,885  149,840
LIBERTY MEDIA GRP        COM       530555101    7,109,000    226,175.00 X                                28,550  103,700   93,925
QUEST DIAGNOSTICS INC.   COM       74834L100   11,063,000    228,239.00 X                                28,975  108,677   90,587
STRAYER EDUCATION        COM       863236105   24,833,000    118,776.00 X                                15,741   51,547   51,488
ZEBRA TECHNOLOGIES       COM       989207105   25,027,000    766,757.00 X                               102,142  328,538  336,077
LARGE CAP VALUE INDEX    MF        464287408      248,000      3,925.00 X                                          3,925        0
MSCI EAFI INDEX          MF        464287465      731,000     10,650.00 X                                         10,650        0
S&P 500 INDEX            MF        464287200      533,000      4,170.00 X                                          4,170        0
S&P MIDCAP 400 INDEX     MF        464287507      199,000      2,450.00 X                                          2,450        0
TWEEDY BROWN GLBL VAL    MF        901165100      315,000     12,600.00 X                                         12,600        0
S&P 100 INDEX FUND       MF        464287101      780,000     13,425.00 X                                         13,425        0
TOTAL COMMON STOCK                            256,414,000
TOTAL MUTUAL FUNDS                              2,806,000
TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              259,220,000

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